Taxation - Current income tax expenses/(benefits) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Current income tax expenses/(benefits)	¥ (6,366)		¥ 15,638	¥ 16,583
Deferred income tax	(3,025)	$ (414)	(3,806)	(2,400)
Income tax expenses/(benefits)	¥ (9,391)	$ (1,287)	¥ 11,832	¥ 14,183